THE VIRTUS FUNDS
(Investment Shares)
--------------------------------------------------------------------------------

SUPPLEMENT TO COMBINED PROSPECTUS DATED NOVEMBER 30, 1995

A. Please delete the last sentence of the fourth paragraph on the cover page of the prospectus and replace with the following:

     "You may request a copy of the Combined Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, obtain other information, or make inquiries about any of the Funds by writing to the Trust or calling toll-free 1-800-723-9512."

B. Please delete the "Summary of Fund Expenses--Investment Shares, Strategic Stock Shares and Tax-Free Money Market Shares" table on pages 2 and 3 of the prospectus and replace with the following information:

     SUMMARY OF FUND EXPENSES--INVESTMENT SHARES,
     STRATEGIC STOCK SHARES AND TAX-FREE MONEY
     MARKET SHARES
     ---------------------------------------------------------------------------

     The following Fee Table and Example summarize the various costs and expenses that a shareholder of Investment Shares, Strategic Stock Shares and Tax-Free Money Market Shares will bear, either directly or indirectly.

     SHAREHOLDER TRANSACTION EXPENSES

                                         THE                       THE          THE          THE
                                      TAX-FREE        THE       TREASURY     MARYLAND     VIRGINIA                  THE U.S.
                                        MONEY        MONEY        MONEY      MUNICIPAL    MUNICIPAL      THE       GOVERNMENT
                                       MARKET       MARKET       MARKET        BOND         BOND        STOCK      SECURITIES
                                        FUND         FUND         FUND         FUND         FUND        FUND          FUND
Contingent Deferred Sales Charge
  (as a percentage of amount
  redeemed, if applicable) (1).....        None         None         None         2.00%        2.00%       2.00%         2.00%


                                      THE STRATEGIC
                                          STOCK
                                          FUND
Contingent Deferred Sales Charge
  (as a percentage of amount
  redeemed, if applicable) (1).....          2.00%


    ANNUAL INVESTMENT SHARES, STRATEGIC STOCK SHARES, AND TAX-FREE MONEY MARKET SHARES OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                 TOTAL INVESTMENT SHARES,
                                                                                                  STRATEGIC STOCK SHARES
                                                                                                 AND TAX-FREE MONEY MARKET
                                                                                                 SHARE OPERATING EXPENSES
                                             MANAGEMENT                            OTHER            NET OF ANY WAIVERS
                                              FEES (2)      12B-1 FEES (3)    EXPENSES (4)(5)      OR REIMBURSEMENTS (6)
The Money Market Fund....................         0.35%            0.25%             0.22%                   0.82%
The Treasury Money Market Fund...........         0.40%            0.25%             0.20%                   0.85%
The Tax-Free Money Market Fund...........         0.20%            0.00%             0.39%                   0.59%
The Maryland Municipal Bond Fund.........         0.42%            0.25%             0.67%                   1.34%
The Virginia Municipal Bond Fund.........         0.65%            0.25%             0.37%                   1.27%
The Stock Fund...........................         0.75%            0.25%             0.42%                   1.42%
The U.S. Government Securities Fund......         0.60%            0.25%             0.26%                   1.11%
The Strategic Stock Fund.................         1.00%            0.00%             0.44%                   1.44%



    (1) A contingent deferred sales charge of 2.00% will be imposed on The Tax-Free Money Market Fund, The Money Market Fund and The Treasury Money Market Fund only in limited circumstances in which Shares being redeemed are acquired in exchange for Investment Shares in those Virtus Funds which charge a contingent deferred sales charge. The contingent deferred sales charge is 2.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within five years of purchase date.

    (2) The management fees have been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee for The Money Market Fund, The Treasury Money Market Fund, The Tax-Free Money Market Fund, The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund, and The U.S. Government Securities Fund is 0.50%, 0.50%, 0.50%, 0.75%, 0.75%, and 0.75%, respectively.

    (3) Fees paid by Investment Shares of each Fund for distribution and/or administrative services provided with respect to Investment Shares. Total payments of up to 0.25 of 1% (except the Money Market Fund and The Treasury Money Market Fund which have total payments of up to 0.35% of 1%) of the average daily net assets attributable to Investment Shares are permitted under the Distribution Plans. As of the date of this prospectus, the Money Market Fund is accruing and waiving the 12b-1 fees. As of the date of this prospectus, The Strategic Stock Fund and The Tax-Free Money Market Fund are not paying or accruing 12b-1 fees. The Strategic Stock Fund and The Tax-Free Money Market will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors. The Strategic Stock Fund and The Tax-Free Money Market Fund can pay up to 0.25% and 0.35% respectively, as a 12b-1 fee to the distributor. See "Management of the Trust--Distribution Plans."

    (4) Includes administration fees. See "Management of the Trust--Administration of the Funds."

    (5) Total other expenses for the Tax-Free Money Market Fund would have been 0.65% absent the voluntary reimbursement of other operating expenses by the Adviser. The Adviser can terminate this reimbursement at any time at its sole discretion.

    (6) The total Investment Shares Operating Expenses for The Money Market Fund, The Treasury Money Market Fund, The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund, and The U.S. Government Securities Fund would have been 1.01%, 0.95%, 1.43%, 1.39%, and 1.29%, respectively, and the total Operating Expenses for The Tax-Free Money Market Fund would have been 0.95%, absent the waivers described above in notes 2, 3 and 5.

    EXAMPLE:
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                                         1 YEAR       1 YEAR(+)      3 YEARS      3 YEARS+       5 YEARS
The Money Market Fund................................   $       6     $       6     $      18     $      18     $      32
The Treasury Money Market Fund.......................   $       9     $       9     $      27     $      27     $      47
The Tax-Free Money Market Fund.......................   $       6     $       6     $      19     $      19     $      33
The Maryland Municipal Bond Fund.....................   $      34     $      14     $      65     $      42     $      73
The Virginia Municipal Bond Fund.....................   $      34     $      13     $      63     $      40     $      70
The Stock Fund.......................................   $      35     $      14     $      67     $      45     $      78
The U.S. Government Securities Fund..................   $      32     $      11     $      58     $      35     $      61
The Strategic Stock Fund.............................   $      35     $      15     $      68     $      46     $      79

                                                        10 YEARS
The Money Market Fund................................   $      71
The Treasury Money Market Fund.......................   $     104
The Tax-Free Money Market Fund.......................   $      74
The Maryland Municipal Bond Fund.....................   $     161
The Virginia Municipal Bond Fund.....................   $     153
The Stock Fund.......................................   $     170
The U.S. Government Securities Fund..................   $     135
The Strategic Stock Fund.............................   $     172


    +Reflects expenses on the same investment, assuming no redemption.

    The purpose of the foregoing Example is to assist an investor in understanding the various costs and expenses that a shareholder of Investment Shares, Strategic Stock Shares and Tax-Free Money Market Shares will bear, either directly or indirectly. For a more complete description of the various costs and expenses, see "The Virtus Funds Information" and "Investing in Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUNDS' FISCAL YEAR ENDING SEPTEMBER 30, 1996.

    The information set forth in the foregoing table and Example relates only to Investment Shares of those Funds offering separate classes, The Tax-Free Money Market Shares, and The Strategic Stock Fund Shares. Trust Shares of those Funds offering separate classes are subject to certain of the same expenses as Investment Shares, except they bear no contingent deferred sales charge or 12b-1 fee. See "Other Classes of shares."

C. Please replace the paragraph entitled "Common Stocks" on page 13 of the prospectus with the following:

    COMMON STOCKS. The Fund will invest in stocks that the Fund's investment adviser's proprietary investment methodology has identified as having superior potential for growth of capital and income. At least 65% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position.
    The Fund is managed to take advantage of trends in the stock market that favor different styles of stock selection (value or growth) and different sizes of companies (consisting of large, medium and small, although the Fund currently concentrates its investments in stocks of large capitalization companies). The value style seeks stocks that, in the opinion of the adviser, are undervalued and are or will be worth more than their current price. The growth style seeks stocks with higher earnings growth rates which, in the opinion of the adviser, will lead to appreciation in stock price.

D. Please replace the first paragraph in the sub-section entitled "Common Stocks" on page 14 of the prospectus with the following:

    COMMON STOCKS. The Fund will invest in stocks that the Fund's investment adviser's proprietary investment methodology has identified as having superior appreciation potential. Under normal market conditions, at least 65% of the Fund's portfolio will be invested in common stocks.

E. Please delete the first paragraph on page 32 of the prospectus and insert the following sub-heading and paragraph before "Systematic Withdrawal Program:"

    CONTINGENT DEFERRED SALES CHARGE--THE TREASURY MONEY MARKET FUND, THE MONEY MARKET FUND, THE TAX-FREE MONEY MARKET FUND AND BLANCHARD FUNDS

    A contingent deferred sales charge will be imposed only in certain instances in which the Shares of The Treasury Money Market Fund, The Money Market Fund, The Tax-Free Money Market Fund or a Blanchard Fund being redeemed were acquired in exchange for Shares of those Virtus Funds which charge a contingent deferred sales charge ("CDSC Shares"). If Shares of The Treasury Money Market Fund, The Money Market Fund, The Tax-Free Money Market Fund or a Blanchard Fund were acquired in exchange for CDSC Shares, redemption of the Shares of The Treasury Money Market Fund, The Money Market Fund, The Tax-Free Money Market Fund or a Blanchard Fund within five years of the purchase of the CDSC Shares, will have the same consequences as described under "Contingent Deferred Sales Charge--The U.S. Government Securities Fund, The Stock Fund, The Virginia Municipal Bond Fund, and The Maryland Municipal Bond Fund."

                                                               December 29, 1995

[LOGO]  FEDERATED SECURITIES CORP.
        --------------------------

        Distributor
        A subsidiary of Federated Investors

        FEDERATED INVESTORS TOWER
        PITTSBURGH, PA 15222-3779
        CUSIP 927913202         CUSIP 927913848
        CUSIP 927913400         CUSIP 927913871
        CUSIP 927913509         CUSIP 927913889
        CUSIP 927913707         CUSIP 927913806
        G00564-16 (12/95)




THE VIRTUS FUNDS
(Trust Shares)
--------------------------------------------------------------------------------

SUPPLEMENT TO COMBINED PROSPECTUS DATED NOVEMBER 30, 1995

A. Please delete the last sentence of the fourth paragraph on the cover page of the prospectus and replace with the following:

     "You may request a copy of the Combined Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, obtain other information, or make inquiries about any of the Funds by writing to the Trust or calling toll-free 1-800-723-9512."

B. Please delete the "Summary of Fund Expenses--Trust Shares, Strategic Stock Shares and Tax-Free Money Market Shares" table on pages 2 and 3 of the prospectus and replace with the following information:

     SUMMARY OF FUND EXPENSES--TRUST SHARES, STRATEGIC
     STOCK SHARES AND TAX-FREE MONEY MARKET SHARES
     ---------------------------------------------------------------------------

     The following Fee Table and Example summarize the various costs and expenses that a shareholder of Trust Shares, Strategic Stock Shares and Tax-Free Money Market Shares will bear, either directly or indirectly.

     SHAREHOLDER TRANSACTION EXPENSES

                                         THE                       THE          THE          THE
                                      TAX-FREE        THE       TREASURY     MARYLAND     VIRGINIA                  THE U.S.
                                        MONEY        MONEY        MONEY      MUNICIPAL    MUNICIPAL      THE       GOVERNMENT
                                       MARKET       MARKET       MARKET        BOND         BOND        STOCK      SECURITIES
                                        FUND         FUND         FUND         FUND         FUND        FUND          FUND
Contingent Deferred Sales Charge
(as a percentage of amount
redeemed, if applicable)...........        None         None         None         None         None        None          None


                                      THE STRATEGIC
                                          STOCK
                                          FUND
Contingent Deferred Sales Charge
(as a percentage of amount
redeemed, if applicable)...........          2.00%


    ANNUAL TRUST SHARES, STRATEGIC STOCK SHARES, AND TAX-FREE MONEY MARKET SHARES OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                             TRUST SHARES,                          TOTAL TRUST SHARES,
                                                            STRATEGIC STOCK                       STRATEGIC STOCK SHARES
                                                              SHARES AND                         AND TAX-FREE MONEY MARKET
                                                            TAX-FREE MONEY                       SHARE OPERATING EXPENSES
                                             MANAGEMENT      MARKET SHARES         OTHER            NET OF ANY WAIVERS
                                              FEES (1)      12B-1 FEES (2)    EXPENSES (3)(4)      OR REIMBURSEMENTS (5)
The Money Market Fund....................         0.35%             None             0.22%                   0.57%
The Treasury Money Market Fund...........         0.40%             None             0.20%                   0.60%
The Tax-Free Money Market Fund...........         0.20%            0.00%             0.39%                   0.59%
The Maryland Municipal Bond Fund.........         0.42%             None             0.67%                   1.09%
The Virginia Municipal Bond Fund.........         0.65%             None             0.37%                   1.02%
The Stock Fund...........................         0.75%             None             0.42%                   1.17%
The U.S. Government Securities Fund......         0.60%             None             0.26%                   0.86%
The Strategic Stock Fund.................         1.00%            0.00%             0.44%                   1.44%


    (1) The management fees have been reduced to reflect the voluntary waivers by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee for The Money Market Fund, The Treasury Money Market Fund, The Tax-Free Money Market Fund, The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund, and The U.S. Government Securities Fund is 0.50%, 0.50%, 0.50%, 0.75%, 0.75%, and 0.75%, respectively.

    (2) As of the date of this prospectus, The Strategic Stock Fund and The Tax-Free Money Market Fund are not paying or accruing 12b-1 fees. The Strategic Stock Fund and The Tax-Free Money Market Fund will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors. The Strategic Stock Fund and The Tax-Free Money Market Fund can pay up to 0.25% and 0.35% respectively, as a 12b-1 fee to the distributor. See "Management of the Trust--Distribution Plans."

    (3) Includes administration fees. See "Management of the Trust--Administration of the Funds."

    (4) Total other expenses for the Tax-Free Money Market Fund, would have been 0.65% absent the voluntary reimbursement of other operating expenses by the Adviser. The Adviser can terminate this reimbursement at any time at its sole discretion.

    (5) The total Trust Shares Operating Expenses for The Money Market Fund, The Treasury Money Market Fund, The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund, and The U.S. Government Securities Fund would have been 0.76%, 0.70%, 1.43%, 1.14%, and 1.04%, respectively, and the total Operating Expenses for The Tax-Free Money Market Fund would have been 0.95%, absent the waivers described above in notes 1, 2 and 4.

    EXAMPLE:
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The Funds charge no contingent deferred sales charges for Trust Shares or Tax-Free Money Market Shares.

                                                                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
The Money Market Fund......................................................   $       6    $      18    $      32    $      71
The Treasury Money Market Fund.............................................   $       6    $      19    $      33    $      75
The Tax-Free Money Market Fund.............................................   $       6    $      19    $      33    $      74
The Maryland Municipal Bond Fund...........................................   $      11    $      35    $      60    $     133
The Virginia Municipal Bond Fund...........................................   $      10    $      32    $      56    $     125
The Stock Fund.............................................................   $      12    $      37    $      64    $     142
The U.S. Government Securities Fund........................................   $       9    $      27    $      48    $     106
The Strategic Stock Fund...................................................   $      15    $      46    $      79    $     172



    The purpose of the foregoing Example is to assist an investor in understanding the various costs and expenses that a shareholder of Trust Shares, Strategic Stock Shares and Tax-Free Money Market Shares will bear, either directly or indirectly. For a more complete description of the various costs and expenses, see "The Virtus Funds Information" and "Investing in Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUNDS' FISCAL YEAR ENDING SEPTEMBER 30, 1996.

    The information set forth in the foregoing table and Example relates only to Trust Shares of those Funds offering separate classes, The Tax-Free Money Market Shares, and The Strategic Stock Fund Shares. Investment Shares of those Funds offering separate classes are subject to certain of the same expenses as Trust Shares with the addition of a maximum contingent deferred sales charge of 2.00%, and a 12b-1 fee of up to 0.25 of 1% of the Investment Shares' average daily net assets of The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund, The Stock Fund and The U.S. Government Securities Fund, and of up to 0.35 of 1% of the Investment Shares' average daily net assets of The Money Market Fund, and The Treasury Money Market Fund. See "Other Classes of Shares."

C. Please replace the paragraph entitled "Common Stocks" on page 13 of the prospectus with the following:

    COMMON STOCKS. The Fund will invest in stocks that the Fund's investment adviser's proprietary investment methodology has identified as having superior potential for growth of capital and income. At least 65% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position.

    The Fund is managed to take advantage of trends in the stock market that favor different styles of stock selection (value or growth) and different sizes of companies (consisting of large, medium and small, although the Fund currently concentrates its investments in stocks of large capitalization companies). The value style seeks stocks that, in the opinion of the adviser, are undervalued and are or will be worth more than their current price. The growth style seeks stocks with higher earnings growth rates which, in the opinion of the adviser, will lead to appreciation in stock price.

D. Please replace the first paragraph in the sub-section entitled "Common Stocks" on page 14 of the prospectus with the following:

    COMMON STOCKS. The Fund will invest in stocks that the Fund's investment adviser's proprietary investment methodology has identified as having superior appreciation potential. Under normal market conditions, at least 65% of the Fund's portfolio will be invested in common stocks.

                                                               December 29, 1995

[LOGO] FEDERATED SECURITIES CORP.
       ---------------------------------------------

       Distributor
       A subsidiary of FEDERATED INVESTORS
       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779
       CUSIP 927913103     927913855
             927913301     927913863
             927913830     927913889
             927913608     927913806
       G00564-14 (12/95)




THE VIRTUS FUNDS
(The Strategic Stock Fund)
--------------------------------------------------------------------------------

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 1995

A. Please delete the last sentence of the fourth paragraph on the cover page of the prospectus and replace with the following:

    "You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, obtain other information, or make inquiries about the Fund by writing to the Trust or calling toll-free 1-800-723-9512."

B. Please delete the "Summary of Fund Expenses" table on page 1 of the prospectus and replace with the following information:

    SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                             SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).........................       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..............       None
Contingent Deferred Sales Charge (1) (as a percentage of original purchase price or redemption
  proceeds, as applicable)..........................................................................       2.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)..................................       None
Exchange Fee........................................................................................       None
                                             ANNUAL FUND OPERATING EXPENSES*
                                         (As a percentage of average net assets)
Management Fee......................................................................................       1.00%
12b-1 Fee (2).......................................................................................       0.00%
Total Other Expenses................................................................................       0.44%
     Total Fund Operating Expenses..................................................................       1.44%


    ----------------
    (1) The Contingent Deferred Sales Charge is 2.00% of the lesser of the original purchase price or the net asset value of the shares redeemed within five years of the purchase date. For a more complete description, see "Redeeming Shares."

    (2) As of the date of this prospectus, the Fund is not paying or accruing 12b-1 fees. The Fund will not pay or accrue 12b-1 fees until a separate class of shares has been created for certain institutional investors. The Fund can pay up to 0.25% as a 12b-1 fee to the distributor. See "The Virtus Funds Information."

    * Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending September 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.

         The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "The Virtus Funds Information" and "Investing in the Fund."

EXAMPLE                                                                1 YEAR     1 YEAR+    3 YEARS    3 YEARS+
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period..............................................................     $35        $15        $68        $46


    + Reflects expenses on the same investment, assuming no redemption.

         THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 1996.

    C. Please replace the first paragraph in the sub-section entitled "Common Stocks" on page 3 of the prospectus with the following:

    COMMON STOCKS. The Fund will invest in stocks that the Fund's investment adviser's proprietary investment methodology has identified as having superior appreciation potential. Under normal market conditions, at least 65% of the Fund's portfolio will be invested in common stocks.
                                                               December 29, 1995

[LOGO] FEDERATED SECURITIES CORP.
       ---------------------------------------------

       Distributor
       A subsidiary of FEDERATED INVESTORS
       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779
       CUSIP 927913806